INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Electronic components	$ 32,753	$ 29,043
Finished goods	20,273	11,870
Inventories	$ 53,026	$ 40,913